PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Feb. 28, 2026
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	As of	As of
	February 28,	February 28,
	2025	2026
Building	$209,237	$230,926
Leasehold improvement	144,157	170,384
Computer, equipment and software	143,187	168,677
Vehicles	760	873
Office equipment and furniture	4,424	4,584
Construction in progress	143,040	164,057

Total cost of property and equipment	644,805	739,501
Accumulated depreciation	(163,894)	(213,648)
Accumulated impairment loss	(8,545)	(25,143)
	$472,366	$500,710